Reconciliation of changes in property, plant and equipment (Details) ₨ in Thousands, $ in Thousands		12 Months Ended
	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year			₨ 62,563
End of the year		$ 333	24,345	₨ 62,563
Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year			1
End of the year			125	1
Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year			25,868
End of the year			5,894	25,868
Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year			2,570
End of the year			379	2,570
Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year			25,199
End of the year			13,245	25,199
Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year			8,925
End of the year			4,702	8,925
Gross carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	₨ 642,733		455,745	604,477
Effect of adoption of IFRS 16 Leases	(38,256)
Additions			292	17,473
Disposals/adjustment			(26,234)	(166,352)
Effects of movements in foreign exchange rates			90	147
End of the year	604,477		429,893	455,745
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	56,916		2,150	56,916
Effect of adoption of IFRS 16 Leases
Additions			200
Disposals/adjustment			(2,193)	(54,846)
Effects of movements in foreign exchange rates			44	80
End of the year	56,916		201	2,150
Gross carrying amount [member] | Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	386,031		338,731	386,031
Effect of adoption of IFRS 16 Leases
Additions				5,143
Disposals/adjustment			(283)	(52,465)
Effects of movements in foreign exchange rates			15	22
End of the year	386,031		338,463	338,731
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	16,281		7,375	16,281
Effect of adoption of IFRS 16 Leases
Additions			10	211
Disposals/adjustment			(5,114)	(9,136)
Effects of movements in foreign exchange rates			13	19
End of the year	16,281		2,284	7,375
Gross carrying amount [member] | Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	139,173		71,278	100,917
Effect of adoption of IFRS 16 Leases	(38,256)
Additions				9,781
Disposals/adjustment			(11,118)	(39,420)
Effects of movements in foreign exchange rates
End of the year	100,917		60,160	71,278
Gross carrying amount [member] | Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	44,332		36,211	44,332
Effect of adoption of IFRS 16 Leases
Additions			82	2,338
Disposals/adjustment			(7,526)	(10,485)
Effects of movements in foreign exchange rates			18	26
End of the year	44,332		28,785	36,211
Accumulated depreciation and amortisation [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Accumulated depreciation and amortisation [member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Accumulated depreciation and amortisation [member] | Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Accumulated depreciation and amortisation [member] | Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Charge for the year
Depreciation [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	487,299		393,182	455,337
Effect of adoption of IFRS 16 Leases	(31,962)
Charge for the year			33,893	85,509
Disposals/adjustment			(21,611)	(147,799)
Effects of movements in foreign exchange rates			84	135
End of the year	455,337		405,548	393,182
Depreciation [member] | Leasehold improvements [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	48,531		2,149	48,531
Effect of adoption of IFRS 16 Leases
Charge for the year			76	6,279
Disposals/adjustment			(2,193)	(52,741)
Effects of movements in foreign exchange rates			44	80
End of the year	48,531		76	2,149
Depreciation [member] | Computer equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	312,931		312,863	312,931
Effect of adoption of IFRS 16 Leases
Charge for the year			19,706	52,332
Disposals/adjustment			(13)	(52,417)
Effects of movements in foreign exchange rates			13	17
End of the year	312,931		332,569	312,863
Depreciation [member] | Fixtures and fittings [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	11,213		4,805	11,213
Effect of adoption of IFRS 16 Leases
Charge for the year			1,226	1,823
Disposals/adjustment			(4,138)	(8,247)
Effects of movements in foreign exchange rates			12	16
End of the year	11,213		1,905	4,805
Depreciation [member] | Vehicles [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	83,203		46,079	51,241
Effect of adoption of IFRS 16 Leases	(31,962)
Charge for the year			9,230	19,426
Disposals/adjustment			(8,394)	(24,588)
Effects of movements in foreign exchange rates
End of the year	51,241		46,915	46,079
Depreciation [member] | Office equipment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning of the year	31,421		27,286	31,421
Effect of adoption of IFRS 16 Leases
Charge for the year			3,655	5,649
Disposals/adjustment			(6,873)	(9,806)
Effects of movements in foreign exchange rates			15	22
End of the year	₨ 31,421		₨ 24,083	₨ 27,286